Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 27, 2016
Registrant Name	dei_EntityRegistrantName	SARATOGA ADVANTAGE TRUST
Central Index Key	dei_EntityCentralIndexKey	0000924628
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	sat
Document Creation Date	dei_DocumentCreationDate	May 27, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 27, 2016
Prospectus Date	rr_ProspectusDate	May 27, 2016
James Alpha Hedged High Income Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of the James Alpha Hedged High Income Portfolio (the “Portfolio”) is to seek to provide high current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	The Portfolio’s secondary investment objective is to seek capital preservation, with the potential for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the example, affect the Portfolio’s performance. No portfolio turnover is shown as the Portfolio had not commenced operations as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated. This example also assumes that your investment has a 5% return each year, and the Portfolio’s operating expenses remain the same and reflect the contractual expense waiver in place for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs, if you held or sold your shares, at the end of each period would be:

Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SOLD YOUR SHARES
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU HELD YOUR SHARES
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Portfolio will seek to achieve its investment objectives by investing, under normal market conditions, primarily all of its assets in fixed income and fixed income-related securities, using a combination of long-short, long-only and hedging strategies.

Fixed income securities in which the Portfolio will invest are anticipated to generally consist of U.S. and foreign fixed income and fixed income-related securities of varying maturities and credit quality, including those that are rated below investment grade at the time of purchase. These include, among others, corporate bonds and bank loans, as well as asset-backed securities and mortgage-backed securities. Fixed income-related securities include, but are not limited to, closed-end funds and derivative instruments, including options, financial futures, swaps, options on futures and swaps, and forward foreign currency contracts, that seek to provide the same or similar economic exposure as a physical investment in the above securities. The below-investment grade fixed income securities in which the Portfolio may invest are commonly referred to as “high-yield” or “junk” securities, and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. It is expected that the Portfolio will keep its average duration equal to or below three years. Hedging strategies are used by the Portfolio in an attempt to mitigate risk, by hedging against changes in the price of other securities held by the Portfolio, and may involve purchasing put options, selling debt or equity securities short or writing covered call options. Derivative instruments may also be used for currency and interest rate hedging purposes.

The Portfolio seeks to achieve its investment objectives by investing its assets in a combination of distinct investment strategies managed by different sub-advisers and, in some cases, by the Manager. The Manager is responsible for selecting and allocating assets among the Portfolio’s investment strategies. The Manager is also responsible for selecting and overseeing one or more sub-advisers to manage each investment strategy. Not all of the sub-advisers listed for the Portfolio may be actively managing assets for the Portfolio at all times. The Manager also has discretion to manage directly all or a portion of such investment strategies. The principal investment strategies that may be employed by the Portfolio include the following:

• Senior Loan Floating Rate Strategy. The senior loan floating rate strategy concentrates on investment opportunities in senior-secured and second-lien loans and bonds.

• Short Duration High Yield Strategy. The short duration high yield strategy seeks to generate uncorrelated returns through stable income and reduced volatility. The portfolio managers seek to identify short-maturity high yield bonds in smaller, less-followed companies, hedged primarily with an exchange-traded fund (“ETF”) that tracks the Russell 2000® Index, which has exhibited a strong correlation to high yield credit spreads, to attempt to further dampen volatility during market corrections. The strategy is diversified across 35–45 high yield bonds. The short position will range between 10 percent to 30 percent of the nominal value of the strategy during periods of normal market conditions and may increase to 50 percent during periods of high volatility.

• Relative Value Long/Short Debt Strategy. The relative value long/short debt strategy seeks to take advantage of perceived discrepancies in the market prices of certain fixed income securities, as well as certain convertible bond, closed-end fund, and derivative securities. The strategy is primarily focused within the corporate credit, securitized credit, and agency and non-agency mortgage-backed securities sectors. It invests in both investment and non-investment grade bonds. Proprietary research tools include credit spread analysis, which is based on, among other things, a proprietary credit default methodology, mortgage prepayment forecasting and credit option-adjusted spread analysis.

One or more of the above strategies may be achieved through investments in ETFs and other registered investment companies instead of direct investments.

The Manager’s investment process is based on a consultative four step approach:

1) Asset Allocation – Defining objectives and constraints, determining asset classes, and determining strategic weightings based on objectives and constraints;

2) Manager Research – Sourcing and vetting investment managers;

3) Risk Management – Identifying, characterizing, and assessing portfolio risks, and suggesting ways to reduce risk; and

4) Portfolio Construction – Constructing the portfolio by incorporating input from all three of the above.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

There is no assurance that the Portfolio will achieve its investment objectives. The Portfolio share price will fluctuate with changes in the market value of its portfolio securities. When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.

Active Trading Risk. The Portfolio may engage in frequent trading of portfolio securities resulting in higher transaction costs, a lower return and increased tax liability.

Bank Loans Risk. There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair the Portfolio’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Portfolio. As a result, the Portfolio may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. These risks could cause the Portfolio to lose income or principal on a particular investment, which in turn could affect the Portfolio’s returns. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.

Convertible Securities Risk. The Portfolio’s investments in convertible securities subject the Portfolio to the risks associated with both fixed-income securities and common stocks. To the extent that a convertible security’s investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

Counterparty Risk. Certain derivative and “over-the-counter” instruments in which the Portfolio may invest, such as over-the-counter swaps and forwards, are subject to the risk that the other party to a contract will not fulfill its contractual obligations.

Credit Risk. The issuer of fixed income instruments in which the Portfolio invests may experience financial difficulty and be unable to meet interest and/or principal payments, thereby causing its instruments to decrease in value and lowering the issuer’s credit rating.

Currency/Exchange Rate Risk. The dollar value of the Portfolio’s foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

Derivatives Risk. A derivative is an investment whose value depends on (or is derived from) the value of an underlying asset (including an underlying security), reference rate or index. The derivatives in which the Portfolio may invest include options, futures, swaps, and forward foreign currency contracts. Derivatives may be volatile and some derivatives have the potential for loss that is greater than the Portfolio’s initial investment. Many derivatives are entered into over-the-counter (not on an exchange or contract market referred to as “OTC”) and may be more difficult to purchase, sell or value than more traditional investments, such as stocks or bonds, because there may be fewer purchasers or sellers of the derivative instrument or the derivative instrument may require participants entering into offsetting transactions rather than making or taking delivery. The Portfolio may also lose money on a derivative if the issuer fails to pay the amount due. If a counterparty to an OTC derivative were to default on its obligations, the Portfolio’s contractual remedies against such counterparty may be subject to bankruptcy and insolvency laws, which could affect the Portfolio’s rights as a creditor (e.g., the Portfolio may not receive the amount of payments that it is contractually entitled to receive). The Portfolio may also lose money on a derivative if the underlying asset on which the derivative is based, or the derivative itself, does not perform as the Manager anticipated.

Compared to other types of investments, derivatives may be less tax efficient. The use of certain derivatives may cause the Portfolio to realize higher amounts of ordinary income or short-term capital gains, distributions from which are taxable to individual shareholders at ordinary income tax rates rather than at the more favorable tax rates for long-term capital gain. In addition, changes in government regulation of derivative instruments could affect the character, timing and amount of the Portfolio’s taxable income or gains, and may limit or prevent the Portfolio from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require the Portfolio to change its investment strategy. The Portfolio’s use of derivatives also may be limited by the requirements for taxation of the Portfolio as a regulated investment company.

Special Risks of Futures. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent that participants decide to make or take delivery of the underlying investments, liquidity in this market could be reduced. Futures contracts can be purchased with relatively small amounts of initial margin compared to the cash value of the contracts. This economic leverage can increase the volatility of the Portfolio. Even a well-conceived futures transaction may be unsuccessful due to market events.

Special Risks of Swaps. OTC swap transactions are two-party transactions and are therefore often less liquid than other types of investments, and the Portfolio may be unable to sell or terminate its swap positions at a desired time or price. Certain swaps, such as total return swaps where two parties agree to “swap” payments on defined underlying assets or interest rates, can have the potential for unlimited losses. OTC swaps are also subject to the risk that the swap counterparty will not fulfill its contractual obligations. The swaps market is subject to extensive regulation under the Dodd–Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank Act”) and certain SEC and CFTC rules promulgated thereunder. It is possible that developments in the swaps market, including new and additional government regulation, could result in higher Portfolio costs and expenses and could adversely affect the Portfolio’s ability, among other things, to terminate existing swap agreements or to realize amounts to be received under such agreements.

Special Risks of Options. If the Portfolio sells (writes) a put option, there is risk that the Portfolio may be required to buy the underlying investment at a disadvantageous price. If the Portfolio sells (writes) a call option, there is risk that the Portfolio may be required to sell the underlying investment at a disadvantageous price. If the Portfolio purchases a put option or call option, there is risk that the price of the underlying investment will move in a direction that causes the option to expire worthless.

Special Risks of Forward Foreign Currency Contracts. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. The cost to the Portfolio of engaging in forward foreign currency contracts varies with factors such as the currencies involved, the length of the contract period, interest rate differentials and the prevailing market conditions. Because forward foreign currency contracts are usually entered into on a principal basis, no fees or commissions are typically involved. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities the Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. While forward foreign currency contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

Developing Markets Securities Risk. Securities issued by foreign companies and governments located in developing countries may be affected more negatively by inflation, devaluation of their currencies, higher transaction costs, adverse political developments and lack of timely information than those in developed countries.

ETF Risk. Shares of ETFs have many of the same risks as direct investments in common stocks or bonds. In addition, their market value is expected to rise and fall as the value of the underlying index or other assets rises and falls. The market value of their shares may differ from the net asset value of the particular fund. As a shareholder in an ETF (as with other investment companies), the Portfolio would bear its ratable share of that entity’s expenses in addition to its own fees and expenses. Further, if the Portfolio invests in leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The Portfolio’s foreign investments will be affected by changes in the foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Hedging Strategy Risk. The Portfolio’s hedging strategy is designed to reduce, but not necessarily eliminate, losses resulting from volatility and market declines. Even where the hedging strategy is used successfully, the Portfolio is likely to experience some loss in value during periods of volatility and/or market declines. It is important to know that the hedging strategy may not be successful in reducing volatility or offsetting market declines, and may result in losses. Also, the hedging strategy may prevent the Portfolio from achieving higher investment returns than may be available by investing in an unhedged portfolio or a comparable mutual fund without a similar hedging strategy and the Portfolio’s use of derivatives and ETFs will increase the Portfolio’s expenses. It is possible that the hedging strategy could result in losses and/or expenses that are greater than if the Portfolio did not include the hedging strategy.

High Yield Bond Risk. High yield bonds (junk bonds) involve a greater risk of default or price changes due to changes in the credit quality of the issuer. The values of junk bonds fluctuate more than those of high- quality bonds in response to company, political, regulatory or economic developments.

Income Generation Risk. If the Portfolio fails to generate anticipated levels of income due to, among other factors, unanticipated market conditions or the materialization of risks associated with certain instruments described above, then such failure in turn could negatively impact the Portfolio’s ability to meet its stated investment objectives.

Interest Rate Risk. Interest rate risk refers to the risk that bond prices generally fall as interest rates rise; conversely, bond prices generally rise as interest rates fall. These risks may be greater in the current market environment because interest rates are at historically low levels. Specific bonds differ in their sensitivity to changes in interest rates depending on their individual characteristics, including duration.

Investment and Market Risk. An investment in the Portfolio’s common shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Portfolio’s common shares represents an indirect investment in the securities owned by the Portfolio, which are generally traded on a securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. The Portfolio’s common shares at any point in time may be worth less than the original investment, even after taking into account any reinvestment of dividends and distributions.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Portfolio’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective. In addition to leverage resulting from borrowing or purchasing securities on margin, investments such as ETFs may include “embedded” leverage and pay a return linked to a multiple of the performance of the underlying index, securities basket or other reference asset.

Liquidity Risk. The Portfolio may hold illiquid securities that it is unable to sell at the preferred time or price and could lose its entire investment in such securities. Investments with an active trading market or that the Manager otherwise deems liquid could become illiquid before the Portfolio can exit its positions.

Management Risk. The investment techniques and risk analysis used by the portfolio managers for each of the Portfolio’s investment strategies may not produce the desired results. The sub-advisers’ investment styles may not always be complementary, and may be in direct conflict which could adversely affect performance. In addition, the Portfolio’s multiple investment strategies may not work to hedge general market risk if the markets in which the Portfolio invests become correlated during times of economic stress.

The Portfolio is dependent on the Manager’s skill in allocating assets among the Portfolio’s various investment strategies and in selecting the best mix of sub-advisers. The Portfolio is therefore subject to the risk that assets will be allocated to a strategy at an inopportune time and the value of your investment may decrease if the Manager’s judgment about the attractiveness, value or market trends affecting a particular asset class, investment style, or sub-adviser is incorrect.

Medium and Small Capitalization Company Risk. Investing in medium and small capitalization companies may involve more risk than is usually associated with investing in larger, more established companies. There is typically less publicly available information concerning small and medium capitalization companies than for larger, more established companies. Some small and medium capitalization companies have limited product lines, distribution channels and financial and managerial resources and tend to concentrate on fewer geographical markets than do larger companies. Also, because small and medium capitalization companies normally have fewer shares outstanding than larger companies and trade less frequently, it may be more difficult for the Portfolio to buy and sell significant amounts of shares without an unfavorable impact on prevailing market prices.

Mortgage- and Asset-Backed Securities Risk. The Portfolio may invest in mortgage- and asset-backed securities that are subject to prepayment or call risk, which is the risk that the borrower’s payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Securities may be prepaid at a price less than the original purchase value. The value of most mortgage- and asset-backed securities tends to vary inversely with changes in interest rates.

Risk of Investing in Other Investment Companies. To the extent the Portfolio invests in other investment companies, such as ETFs and closed-end funds, the Portfolio’s shareholders will incur certain duplicative fees and expenses, including investment advisory fees. The return on such investments will be reduced by the operating expenses, including investment advisory and administration fees, of such investment funds, and will be further reduced by Portfolio expenses, including management fees.

Short Sales Risk. Short sales may cause the Portfolio to repurchase a security at a higher price, thereby causing the Portfolio to incur a loss. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Portfolio’s exposure is unlimited. In order to establish a short position in a security, the Portfolio must borrow the security from a broker. The Portfolio may not always be able to borrow a security the Portfolio seeks to sell short at a particular time or at an acceptable price. The Portfolio also may not always be able to close out the short position by replacing the borrowed securities at a particular time or at an acceptable price. The Portfolio will incur increased transaction costs associated with selling securities short. In addition, taking short positions in securities results in a form of leverage which may cause the Portfolio to be volatile.

Until the Portfolio replaces a security borrowed in connection with a short sale, it may be required to segregate cash or liquid assets to cover the Portfolio’s short position. Generally, securities held in a segregated account cannot be sold unless they are replaced with other liquid assets. The Portfolio’s ability to access the segregated collateral may also be impaired in the event the broker becomes bankrupt, insolvent or otherwise fails to comply with its obligations. The Portfolio may obtain only a limited recovery or may obtain no recovery in these circumstances.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	When you sell your Portfolio shares, they may be worth less than what you paid for them and, accordingly, you can lose money investing in this Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Portfolio does not yet have a full calendar year of operations, it does not disclose any performance information in this prospectus. Once available, you may obtain the Portfolio’s updated performance information by calling toll free 1-800-807-FUND or by visiting www.saratogacap.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio does not yet have a full calendar year of operations, it does not disclose any performance information in this prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-807-FUND
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.saratogacap.com
James Alpha Hedged High Income Portfolio | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.97%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.07%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.39%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 803
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,409
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	803
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,409
James Alpha Hedged High Income Portfolio | Class I Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.97%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.99%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 202
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	765
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	202
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 765
James Alpha Hedged High Income Portfolio | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)	[2]
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.97%	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.67%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.68%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	2.99%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 402
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,061
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	302
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 1,061

[1]	Purchases of $1 million or more by certain investors are not subject to any sales load at the time of purchase, but a 1.00% contingent deferred sales charge applies on amounts redeemed within one year of purchases. (See "Shareholder Information" - "Class A Shares Contingent Deferred Sales Charge" section).
[2]	Redemption fee applies to shares purchased after the reorganization of ALPs/Westport Hedged High Income Fund into the Portfolio that are redeemed within 30 days from the initial purchase date.
[3]	Other Expenses are based on estimated amounts for the current fiscal year.
[4]	Pursuant to an operating expense limitation agreement between the Manager and the Portfolio, the Manager has agreed to limit its fees and/or absorb expenses of the Portfolio to ensure that Total Annual Portfolio Operating Expenses (excluding front end and contingent deferred sales loads, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) for the Portfolio do not exceed 2.39%, 1.99%, and 2.99% of the Portfolio's average net assets for Class A, Class I and Class C shares, respectively, through December 31, 2017 (each an "Expense Cap"). This operating expense limitation agreement can be terminated during its term only by, or with the consent of, the Trust's Board of Trustees. The Manager is permitted to seek reimbursement from the Portfolio, subject to limitations, for fees it waived and Portfolio expenses it paid within three (3) years of the end of the fiscal year in which such fees were waived or expenses paid, as long as the reimbursement does not cause the Portfolio's operating expenses to exceed (i) the expense cap in place at the time the advisory fees were waived or the expenses were incurred; or (ii) the current Expense Cap, whichever is less.
[5]	Only applicable to redemptions made within one year after purchase. (See "Shareholder Information" - "Class C Shares Contingent Deferred Sales Charge").